Note 6 - Long-term Loans	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Long-Term Debt [Text Block]
6.	Long-term loans

On March 28, 2019, the Company borrowed a three-year term loan with a principal amount of $1,493 (RMB10,000) from China Construction Bank, which bears a floating interest rate benchmarking RMB loan interest rate of financial institution in the PRC. The loan’s interest rate is 5.25% as of December 31, 2021. The loan is guaranteed by the shareholder of the Company, Shenzhen Sangel Capital Management Limited Company (“Shenzhen Sangel”) and Mr. Mulong Liu, a shareholder of Shenzhen Sangel. In March 2022, the outstanding balance of the loan of $1,569 (RMB10,000) was fully repaid.

On May 3, 2020, the Company obtained a two-year term loan with a principal amount of $635 from Citibank, North America (“Citibank”) under a Paycheck Protection Program initiated by U.S. Small Business Administration (“SBA”). The loan bears an annual interest rate of 1% and the maturity date is May 3, 2022. In July 2021, the loan under the Paycheck Protection Program was fully forgiven, and the Company recognized $635 of gain in other income.